Earnout Interest Liability - Additional Information (Details) $ / shares in Units, $ in Thousands			3 Months Ended	12 Months Ended
	Jan. 13, 2021 USD ($) shares	Jan. 13, 2021 D $ / shares shares	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Earnout Interests Liability [Line items]
VWAP exceeded by company | $ / shares		$ 14.00
Number of trading days to calculate VWAPs | D		10
Number of consecutive trading days to calculate VWAPs | D		20
Change in fair value of earnout interests liability | $	$ (13,700)		$ 13,740	$ 2,338	$ 0
Class A Common Stock
Earnout Interests Liability [Line items]
Number of shares reclassed to equity | shares	1,212,813	1,212,813
Class V common stock
Earnout Interests Liability [Line items]
Number of shares reclassed to equity | shares	15,000,000	15,000,000